Chapman and Cutler LLP
                                 111 West Monroe
                             Chicago, Illinois 60603

                               September 21, 2011



Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


                 Re: Guggenheim Defined Portfolios, Series 817
                      Guggenheim BulletShares(R) 2011-2017
                         Corporate Bond Ladder Portfolio
                                of ETFs, Series 2
                              File No. 333-175817
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Ladies and Gentlemen:

         On behalf of Guggenheim Funds Distributors, Inc., depositor, sponsor and underwriter of the Guggenheim Defined Portfolios, Series 817, consisting of the above-captioned trusts (the "Trusts"), there is enclosed Amendment No. 2 to the Registration Statement on Form S-6 relating to securities of Guggenheim Defined Portfolios, Series 817 (the "Fund").

         The Reference Trust Agreement was entered into by Guggenheim Funds Distributors, Inc., as Depositor, and The Bank of New York Mellon, as Trustee, on the date hereof, and Securities (or delivery statements relating to contracts for the purchase thereof) in the aggregate amount of the portfolio(s) have been deposited with the Trustee. In connection therewith the Trustee is prepared to establish book entry positions which are being retained by the Trustee for delivery after the effectiveness of the Registration Statement.

         In addition to Amendment No. 2, the exhibits listed therein are submitted herewith.

         Except as indicated in the Memorandum of Changes, the changes in the Prospectus represent primarily the completion of various statements regarding the Securities deposited in the Trusts and the dates of record, deposit, distribution, termination and evaluation, together with a list of the Securities which will comprise the portfolio of the Trusts, the Statement of Financial Condition of the Trusts and the Report of Independent Registered Public Accounting Firm.

         We have appreciated the courtesy and cooperation of the members of the Staff and if there are any questions on which we may be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Morrison C. Warren (312-845-3484) collect.

                                                               Very truly yours,

                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP